Bank Loans	12 Months Ended
Dec. 31, 2014
Bank Loans [Abstract]
Bank Loans
10	Bank Loans

Summarized below were bank loans as of December 31, 2013 and 2014:

	December 31,
	2013	2014
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	150,703	96,585
Nanyang Commercial Bank, Ltd.	80,000	80,000
Hongkong and Shanghai Banking Corporation Limited	195,000	30,625

Total bank loans	475,703	257,210
Less: Non-current portion	(215,703)	(197,585)

Current portion	$260,000	$59,625

On April 26, 2011, the Company, through its Hong Kong subsidiary, entered into a two-year term loan in the aggregate principal amount of $35,000 to finance its fiscal year 2010 dividend payment. The loan bears an interest at 2.1% over LIBOR per annum and its arrangement fee amounted to $70. Such loan was fully settled in 2013.

On July 18, 2011, the Company, through its US subsidiary, entered into a one-year revolving credit facility for an amount of $50,000 to finance its working capital requirements. The facility was fully drawn on July 22, 2011 and was rolled over in July 2012, 2013 and 2014 respectively. The loan bears an interest at 1.2% over LIBOR per annum in 2014 and was classified as current loan as of December 31, 2013 and 2014. The loan was secured by standby letters of credits with an aggregate amount of not less than $50,000 issued by Bank of China, Shenzhen Branch, which is procured by its PRC subsidiary, in favor of the lender.

On March 23, 2012, the Company, through its Hong Kong subsidiary, entered into a two-year term loan in the aggregate principal amount of $50,000 to finance its fiscal year 2011 dividend payment. The loan bears an interest at 3.55% over LIBOR per annum and its arrangement fee amounted to $250. As of December 31, 2013, the loan was classified as current loan. Such loan was fully settled in 2014.

On May 22, 2012, the Company, through its Hong Kong subsidiary, drew down an aggregate principal amount of $2,000 from its existing revolving credit facilities to finance its working capital requirements. The revolving loan bears an interest at a 1.4% over LIBOR per annum. On November 23, 2012, such loan was fully repaid.

On March 7, 2013, the Company, through its Hong Kong subsidiary, entered into a three-year term USD denominated loan in an aggregate principal amount of $60,000 to finance its fiscal year 2012 dividend payment. The loan bears an interest at 1.85% over LIBOR per annum and its arrangement fee amounted to $895. On September 13, 2013, $33,718 of the term loan is converted to Euro drawings of €25,000. On December 2, 2014, $12,250 of the term loan is further converted to Euro drawings of €10,000. Both Euro and US$ denominated term loans are due on March 8, 2016. The first and second drawing of Euro denominated portion carries interest at 3-month EURIBOR plus 2.5% and 3-month EURIBOR plus 2.3%, respectively. As of December 31, 2013 and 2014, the loan was classified as non-current loan.

On March 25, 2013, the Company, through its Hong Kong subsidiary, entered into a three-year term loan in an aggregate principal amount of $35,000 to repay the abovementioned $35,000 loan due in 2013. The loan will be fully repaid in 2016. The loan bears an interest rate at 1.6% over LIBOR per annum and its arrangement fee amounted to $630. As of December 31, 2013, the loan was classified as non-current loan. During the year ended December 31, 2014, the Company partially repaid the loan in a principal amount of $4,375. As of December 31, 2014, $9,625 of the loan was classified as current loan and $21,000 of the loan was classified as non-current loan.

On June 10, 2013 and June 13, 2013, the Company, through its Hong Kong subsidiary, entered into a three-year term loan in an aggregate principal amount of $40,000 and of $80,000 with two individual banks to finance its acquisition of ZONARE Medical Systems, Inc. (“ZONARE”) and provision of working capital to ZONARE. The loan bears an interest rate at 1.30% over LIBOR per annum and its aggregate arrangement fee amounted to $1,440. As of December 31, 2013 and 2014, the loan was classified as non-current loan.

On October 28, 2013, the Company, through its Hong Kong subsidiary, entered into a half-year term loan in an aggregate principal amount of $160,000 to finance its share repurchase program launched in 2013. (See Note 13 for details). The loan bears an interest at 1% over LIBOR per annum and its arrangement fee amounted to $320. As of December 31, 2013, the loan was classified as current loan. Such loan was fully repaid in 2014.

All the above financing arrangements do not require pledging any assets of the Company. There is a an aggregate compensating balance arrangement of $241,500 and $189,000 as of December 31, 2013 and 2014, respectively on certain of the Company's RMB denominated cash and cash equivalents and RMB denominated financial products in relation to those loans borrowed from Bank of China (Hong Kong) Limited and Nanyang Commercial Bank, Ltd. Their drawings are made available to the Company against RMB denominated deposit and /or RMB denominated financial products for an amount of not less than 105% of the drawing amount having been deposited by its PRC subsidiary with a PRC affiliate of Bank of China (Hong Kong) Limited and Nanyang Commercial Bank, Ltd. The Company is subject to review by the relevant banks with respect to maintenance of the aggregated compensating balances at each month end. The Company has no legal restriction on the withdrawal of these deposits and financial products. During the years ended December 31, 2013 and 2014, the maximum balances of compensating balance arrangement were both $241,500.

The weighted average interest rate for bank loans outstanding as of December 31, 2013 and 2014 was 1.86% and 1.64%, respectively.